Document and Entity Information	Jun. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 05, 2026
Entity Registrant Name	VILLAGE FARMS INTERNATIONAL, INC.
Entity Incorporation State Country Code	A6
Entity File Number	001-38783
Entity Tax Identification Number	98-1007671
Entity Address Address Line 1	90 Colonial Parkway
Entity Address City Or Town	Lake Mary
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32746
City Area Code	407
Local Phone Number	936-1190
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, without par value
Trading Symbol	VFF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001584549